Average Annual Total Returns - Protective Life Dynamic Allocation Series - Conservative Portfolio	May 01, 2021
MSCI All Country World Index℠ (reflects no deduction for expenses, fees or taxes, except foreign withholding taxes)
Average Annual Return:
Label	MSCI All Country World IndexSM
1 Year	16.25%
Since Inception	13.35%
Inception Date	Apr. 07, 2016
ProtectiveLifeConservativeAllocationIndex [Member]
Average Annual Return:
Label	Protective Life Conservative Allocation Index
1 Year	12.64%
Since Inception	8.85%
Inception Date	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Conservative Portfolio
Average Annual Return:
1 Year	3.50%
Since Inception	5.50%
Inception Date	Apr. 07, 2016